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THE HARTFORD

November 3, 2008

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

Re:                   See Attached Exhibit

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.

The Supplement to the Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.	The text of the Registrant’s most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on October 30, 2008.

If you have any additional questions, please feel free to contact me at (860) 843-8697.

Sincerely,

/s/ Krystal Miarecki

Krystal Miarecki
Legal Specialist

Exhibit A

Hartford Life Insurance Company Separate Account VL II:

333-148814	Hartford Leaders VUL Liberty
333-148817	Hartford Leaders VUL Legacy

Hartford Life and Annuity Insurance Company Separate Account VL II:

333-148816	Hartford Leaders VUL Liberty
333-148815	Hartford Leaders VUL Legacy